As Filed with the U.S. Securities and Exchange Commission on February 8, 2018
1933 Act File No. 033-65170
1940 Act File No. 811-07822

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 72 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 73 ☒
(Check appropriate box or boxes.)
__________________
American Century Investment Trust (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 8th day of February, 2018.

                             American Century Investment Trust
(Registrant)
By: *_________________________________
Jonathan S. Thomas
President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Trustee	February 8, 2018

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	February 8, 2018

* _________________________________ Tanya S. Beder	Trustee	February 8, 2018

* _________________________________ Jeremy I. Bulow	Trustee	February 8, 2018

* _________________________________ Anne Casscells	Trustee	February 8, 2018

* _________________________________ Ronald J. Gilson	Chairman of the Board and Trustee	February 8, 2018

* _________________________________ Frederick L.A. Grauer	Trustee	February 8, 2018

* _________________________________ Jonathan D. Levin	Trustee	February 8, 2018

* _________________________________ Peter F. Pervere	Trustee	February 8, 2018

* _________________________________ John B. Shoven	Trustee	February 8, 2018

*By: /s/ Ashley L. Bergus Ashley L. Bergus Attorney in Fact

Pursuant to Power of Attorney, dated June 14, 2017 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 65 to the Registration Statement of the Registrant on July 27, 2017, File No. 33-65170, and incorporated herein by reference).

Secretary’s Certificate, dated June 14, 2017 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 65 to the Registration Statement of the Registrant on July 27, 2017, File No. 33-65170, and incorporated herein by reference).

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document